Commitments and contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20. Commitments and contingencies:

(a)     Contractual commitments

The Company is a party to a variety of agreements in the ordinary course of business under which it is obligated to indemnify a third party with respect to certain matters. Typically, these obligations arise as a result of contracts for sale of the Company’s product to customers where the Company provides indemnification against losses arising from matters such as product liabilities. The potential impact on the Company’s financial results is not subject to reasonable estimation because considerable uncertainty exists as to whether claims will be made and the final outcome of potential claims. To date, the Company has not incurred significant costs related to these types of indemnifications.

(b)     Contingencies

On June 15, 2017, the Enforcement Division of the SEC issued a subpoena to Westport Fuel Systems for information concerning its investment in Weichai Westport Inc. and compliance with the FCPA and securities laws related to disclosure in SEC filings in connection with the Westport Fuel Systems operations in China. The SEC Enforcement Division issued follow up subpoenas on February 14, 2018, June 25, 2018, and August 2, 2018.

On September 27, 2019, the Company announced that it had reached a settlement with the SEC resolving the above-mentioned investigation. Under the terms of the settlement, without admitting or denying any violation of the FCPA or related regulations, the Company agreed to pay to the SEC a total amount of $4,046 (comprising a civil penalty of $1,500, a disgorgement amount of $2,350 and prejudgment interest of $196), and also agreed to a two-year period of self-reporting requirements regarding FCPA compliance activities. Of the total settlement amount agreed with the SEC, $2,529 was paid as of December 31, 2019, with the remaining balance due in three equal quarterly installments through September 2020.

In the period from June 2017 to December 31, 2019, total costs and expenses, net of insurance recoveries, incurred by the Company in connection with the above-mentioned SEC investigation amounted to a cumulative $18,110, of which $6,316 recorded in the year ended December 31, 2019 and $9,977 in the year ended December 31, 2018.

The Company is also engaged in certain legal actions and tax audits in the ordinary course of business and believes that, based on the information currently available, the ultimate outcome of these actions will not have a material adverse effect on our operating results, liquidity or financial position.